25. EMPLOYEES BENEFITS PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Employees Benefits Plans Tables
Schedule of pension plans for its employees and executives

The Company sponsors pension plans for its employees and executives as presented below:

Plan	Modality	Adhesions

Plan I	Defined Contribution	Closed
Plan II	Defined Contribution	Closed
Plan III	Defined Contribution	Open
FAF	Defined Benefit	Closed

Schedule of assets and actuarial liabilities

The assets and actuarial liabilities are presented below:

	FAF		Plano I and II
	12.31.17	12.31.16	12.31.17	12.31.16
Composition of actuarial assets and liabilities
Present value of actuarial liabilities	2,275.9	2,000.3	16.0	15.2
Fair value of assets	(3,077.4)	(2,838.6)	(26.7)	(26.5)
(Surplus) Deficit	(801.5)	(838.3)	(10.7)	(11.3)
Irrecoverable surplus - (asset ceiling)	801.5	838.3	8.5	8.1
Net actuarial (assets) liabilities	-	-	(2.2)	(3.2)

Rollforward of irrecoverable surplus
Beginning balance of irrecoverable surplus	838.3	743.6	8.1	4.4
Interest on irrecoverable surplus	93.9	90.3	0.9	0.5
Changes in irrecoverable surplus during the year	(130.7)	4.4	(0.5)	3.1
Ending balance of irrecoverable surplus	801.5	838.3	8.5	8.0

Rollforward of present value of actuarial liabilities
Beginning balance of the present value of liabilities	2,000.3	1,675.5	15.2	12.9
Interest on actuarial obligations	217.3	197.1	1.6	1.5
Current service cost	26.8	23.4	-	-
Benefit paid	(117.5)	(105.0)	(1.5)	(1.2)
Contributions of the sponsor	-	0.3	-	-
Actuarial losses - experience	(48.7)	27.5	(0.6)	1.0
Actuarial losses - hypothesis	197.6	153.5	1.2	1.0
Actuarial losses - demographic hypothesis	-	28.3	-	-
Ending balance of actuarial liabilities	2,275.9	2,000.5	16.0	15.2

Rollforward of fair value assets
Beginning balance of the fair value of plan assets	(2,838.7)	(2,419.0)	(26.5)	(21.9)
Interest income on assets plan	(311.2)	(287.4)	(2.9)	(2.6)
Transfers	-	(38.0)	-	-
Benefit paid	117.5	105.0	1.5	1.2
Contributions paid by the sponsor	-	(0.1)	-	-
Contributions paid by the employee	-	(0.3)	-	-
Return on assets higher (lower) than projection	(45.0)	(237.0)	1.2	(3.1)
Early elimination of obligations	-	38.0	-	-
Ending balance of fair value assets	(3,077.4)	(2,838.8)	(26.7)	(26.4)

Rollforward of comprehensive income
Beginning balance	23.3	27.4	(2.1)	(1.5)
Reversion to statement of income	(23.3)	(27.4)	2.1	1.5
Actuarial gains (losses)	(148.9)	(209.2)	(0.6)	(2.1)
Return on assets higher (lower) than projection	45.0	237.0	(1.2)	3.1
Changes on irrecoverable surplus	130.7	(4.4)	0.5	(3.1)
Ending balance of comprehensive income	26.8	23.4	(1.3)	(2.1)

Costs recognized in statement of income
Current service costs	(26.8)	(23.4)	-	-
Interest on actuarial obligations	(217.3)	(197.1)	(1.6)	(1.5)
Projected return on assets	311.2	287.4	2.9	2.6
Interest on irrecoverable surplus	(93.9)	(90.3)	(0.9)	(0.5)
Costs recognized in statement of income	(26.8)	(23.4)	0.4	0.6

Estimated costs for the next year
Costs of defined benefit	(28.0)	(26.8)	0.2	0.4
Estimated costs for the next year	(28.0)	(26.8)	0.2	0.4

Schedule of actuarial assumptions and demographic data

The main actuarial assumptions and demographic data used in the actuarial calculations are summarized below:

	FAF		Plan I e II
	12.31.17	12.31.16	12.31.17	12.31.16
Actuarial assumptions
Economic hypothesis
Discount rate	9.74%	11.20%	9.72%	11.25%
Inflation rate	4.25%	4.85%	4.25%	4.85%
Wage growth rate	4.93%	5.53%	N/A	N/A

Demographic hypothesis
Schedule of mortality	AT-2000	AT-2000	AT-2000	AT-2000
Schedule of disabled mortality	RRB-1983	RRB-1983	RRB-1983	RRB-1983

Demographic data
Number of active participants	7,924	8,384	-	-
Number of participants in direct proportional benefit	10	41	-	-
Number of assisted beneficiary participants	6,233	5,984	51	54

Schedule of composition of the investment portfolio

The composition of the investment portfolios is presented below:

	FAF				Plans I and II
	12.31.17		12.31.16		12.31.17		12.31.16
Composition of the fund's portfolio
Fixed income	2,238.1	72.7%	2,110.8	74.4%	23.1	86.4%	23.0	87.1%
Variable income	363.6	11.8%	339.8	12.0%	2.5	9.3%	2.9	10.8%
Real estate	197.7	6.4%	227.9	8.0%	-	0.0%	-	-
Structured investments	257.5	8.4%	141.6	5.0%	1.1	4.1%	0.5	1.9%
Transactions with participants	20.4	0.7%	18.5	0.6%	-	0.2%	0.1	0.2%
	3,077.4	100.0%	2,838.6	100.0%	26.7	100.0%	26.5	100.0%

% of nominal return on assets	10.90%		14.90%		8.92%		13.19%

Schedule of expected benefit payments and average terms of plan obligations

The following amounts represent the expected benefit payments for future years and the average duration of the plan obligations:

	FAF	Plans I and II

2018	128.7	1.2
2019	137.5	1.3
2020	147.6	1.3
2021	160.1	1.4
2022	171.8	1.4
2023 to 2027	1,039.3	7.7

Weighted average duration - in years	12.48	10.23

Schedule of quantitative sensitivity analysis regarding relevant assumptions of defined benefit plan

The quantitative sensitivity analysis regarding the relevant assumptions of defined benefit plan – FAF on December 31, 2017 is presented below:

		Variation of (+1%)		Variation of (-1%)
Relevant assumptions	Assumptions utilized	Average rate	Actuarial liabilities (1)	Average rate	Actuarial liabilities (1)

Benefit plan - FAF
Discount rate	9.74%	10.74%	(252.0)	8.74%	292.7
Wage growth rate	4.93%	5.93%	74.7	3.93%	(53.1)

Schedule of description and characteristics of benefits and associated risks

	Liabilities
	12.31.17	12.31.16
Medical assistance	132.8	112.3
F.G.T.S. Penalty (1)	161.3	137.2
Award for length of service	49.3	52.0
Other (2)	51.4	28.6
	394.8	330.1
	-	-
Current	85.2	76.7
Non-current	309.6	253.4

(1)	FGTS – Government Severance Indemnity Fund for Employees

(2)	Post-employment benefit paid at the moment of employee’s termination in the amount of R$20.1 arising from business combination with Banvit.

Schedule of liabilities related to other benefits

The rollforward of actuarial liabilities related to other benefits, prepared based on an actuarial report, are as follows:

	Medical plan		F.G.T.S. penalty		Award for length of service		Others (1)
	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16
Composition of actuarial liabilities
Present value of actuarial liabilities	132.8	112.3	161.3	137.2	49.3	52.0	31.2	28.6
Net actuarial liabilities	132.8	112.3	161.3	137.2	49.3	52.0	31.2	28.6

Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities	112.3	130.0	137.2	105.2	52.0	41.4	28.6	22.4
Interest on actuarial liabilities	12.3	15.4	13.2	10.7	5.1	4.2	2.9	2.4
Early settlement of liabilities	-	(0.1)	-	(13.8)	-	(4.3)	-	(2.5)
Current service costs	0.2	0.2	6.0	4.3	2.1	1.4	0.9	0.6
Past service costs - changes in plan	2.9	0.1	-	13.8	-	4.3	-	2.5
Benefits paid directly by the Company	(1.1)	(5.5)	(16.6)	(7.9)	(9.5)	(10.4)	(4.1)	(2.9)
Actuarial (gains) losses - experience	(5.1)	(38.1)	14.8	7.5	-	7.3	2.0	2.9
Actuarial (gains) losses - demographic hypothesis	(2.4)	(0.4)	(4.3)	13.8	(1.8)	7.1	(0.8)	2.2
Actuarial losses - economic hypothesis	13.7	10.6	11.1	3.7	1.4	0.9	1.7	0.9
Ending balance of liabilities	132.8	112.3	161.3	137.2	49.3	52.0	31.2	28.6

Rollforward of fair value assets
Benefits paid directly by the Company	1.1	5.5	16.6	7.9	9.5	10.4	4.1	2.9
Contributions of the sponsor	(1.1)	(5.5)	(16.6)	(7.9)	(9.5)	(10.4)	(4.1)	(2.9)
Ending balance of fair value of assets	-	-	-	-	-	-	-	-

Rollforward of comprehensive income
Beginning balance	(31.2)	(59.0)	(64.9)	89.8	(38.0)	(22.7)	(12.9)	(6.9)
Actuarial gains (losses)	(6.2)	27.8	(21.6)	(25.0)	0.5	(15.3)	(3.0)	(6.0)
Ending balance of comprehensive income	(37.4)	(31.2)	(86.5)	64.8	(37.5)	(38.0)	(16.0)	(12.9)

Costs recognized in statement of income
Interest on actuarial liabilities	(12.3)	(15.4)	(13.2)	(10.7)	(5.1)	(4.2)	(2.9)	(2.4)
Current service costs	(0.2)	(0.2)	(6.0)	(4.3)	(2.1)	(1.4)	(0.9)	(0.6)
Past service costs	(2.9)	(0.1)	-	(13.8)	-	(4.3)	-	(2.5)
Gains on early settlement	-	0.1	-	13.8	-	4.3	-	2.5
Cost recognized in statement of income	(15.4)	(15.6)	(19.1)	(15.0)	(7.2)	(5.6)	(3.7)	(3.0)

Estimated costs for the next year
Current service costs	(0.2)	(0.2)	(6.5)	(6.0)	(2.1)	(2.1)	(0.8)	(0.9)
Interest on actuarial liabilities	(12.7)	(12.3)	(12.2)	(13.2)	(4.0)	(5.1)	(2.5)	(2.9)
Past service costs - changes in plan	-	(2.9)	-	-	-	-	-	-
Estimated costs for the next year	(12.9)	(15.4)	(18.8)	(19.2)	(6.1)	(7.2)	(3.3)	(3.8)

(1)	Considers the sums of the retirement compensation and life insurance benefits.

Schedule of actuarial assumptions and demographic data

The main actuarial assumptions and demographic data used in the actuarial calculations are summarized below:

	Medical plan		F.G.T.S. penalty		Award for length of service		Others (1)
Actuarial assumptions	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16

Economic hypothesis
Discount rate	9.76%	11.22%	9.30%	11.64%	9.30%	11.69%	9.30%	11.64%
Inflation rate	4.25%	4.85%	4.25%	4.85%	4.25%	4.85%	4.25%	4.85%
Medical inflation	7.38%	8.00%	N/A	N/A	N/A	N/A	N/A	N/A
Wage growth rate	N/A	N/A	4.25%	5.80%	4.25%	5.80%	4.25%	5.80%
F.G.T.S. balance growth	N/A	N/A	4.00%	4.00%	N/A	N/A	N/A	N/A

	Medical plan		Life insurance		Other benefits
Actuarial assumptions	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16

Demographic hypothesis
Schedule of mortality	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000
Schedule of disabled	RRB-1944	RRB-1944	RRB-1944	RRB-1944	RRB-1944	RRB-1944
Schedule of disabled mortality	RRB-1983	RRB-1983	RRB-1983	RRB-1983	RRB-1983	RRB-1983
Schedule of turnover - BRF's historical	2,017	2,016	2,017	2,016	2,017	2,016
Demoraphic data
Number of active participants	1,287	1,477	89,596	90,861	86,817	86,864
Number of assisted beneficiary participants	643	638	2,097	2,863	-	-

(1)	Includes retirement compensation and life insurance benefits.

Schedule of expected benefit payments for future

The following amounts represent the expected benefit payments for future years (10 years), from the obligation of benefits granted and the average duration of the plan obligations:

Payments	Medical plan	F.G.T.S. penalty	Award for length of service	Others	Total

2018	5.3	52.8	11.0	7.5	76.6
2019	5.8	11.4	5.4	2.5	25.2
2020	6.4	13.9	7.0	3.0	30.2
2021	7.0	15.9	6.5	2.7	32.1
2022	7.6	15.1	6.3	2.5	31.5
2023 to 2027	49.3	79.2	25.7	10.5	164.7

Weighted average duration - in years	15.13	4.47	4.6	5.66	7.00

Schedule of sensitivity analysis of post-employment plans

The Company made the sensitivity analysis regarding the relevant assumptions of the plans on December 31, 2017, as presented below:

		(+) Variation		(-) Variation
Relevant assumptions	Assumptions utilized	Average (%)	Actuarial liabilities (1)	Average (%)	Actuarial liabilities (1)

Medical plan
Discount rate	9.76%	10.76%	(16.4)	8.76%	20.3
Medical inflation	7.38%	8.38%	20.0	6.38%	(16.4)
Turnover	Historical	+3%	(0.5)	-3%	0.8

F.G.T.S. penalty
Discount rate	9.30%	10.30%	(4.9)	8.30%	5.5
Wage growth rate	4.25%	5.25%	0.8	3.25%	(0.3)
Turnover	Historical	+3%	(16.7)	-3%	22.8